Note Debt Securities Available for Sale (Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost
Amortized cost - Within 1 year	$ 3,778,953
Amortized cost - After 1 to 5 years	4,622,035
Amortized cost - After 5 to 10 years	727,848
Amortized cost - After 10 years	4,349,726
Amortized Cost	13,478,562	$ 10,284,547
Fair Value
Fair value - Within 1 year	3,772,340
Fair value - After 1 to 5 years	4,598,227
Fair value - After 5 to 10 years	719,497
Fair value - After 10 years	4,210,120
Fair Value	$ 13,300,184	$ 10,176,923